Leases (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 GBP (£) leases	Dec. 31, 2019 GBP (£) leases
As a Lessee
Description of line items in statement of financial position which include right-of-use assets	the ROU assets are included within property, plant and equipment
Description of line items in statement of financial position which include lease liabilities	the lease liabilities are included within other liabilities
Statement that lessee accounts for short-term leases using recognition exemption	The Barclays Bank Group applies the recognition exemption in IFRS 16 for leases with a term not exceeding 12 months.
Information about nature of lessee's leasing activities	As a Lessee The Barclays Bank Group leases various offices, branches and other premises under non-cancellable lease arrangements to meet its operational business requirements. In some instances, the Barclays Bank Group will sublease property to third parties when it is no longer needed to meet business requirements. Currently, the Barclays Bank Group does not have any material subleasing arrangements
Number of leases with variable lease payment terms | leases	59	71
Number of leases | leases	121	143
Expense relating to short-term leases for which recognition exemption has been used		£ 3,000,000
Information about lessee's exposure arising from variable lease payments	Variable lease payments: This variability will typically arise from either inflation index instruments or market based pricing adjustments. Currently, the Barclays Bank Group has 59 leases (2019: 71 leases) out of the total 121 leases (2019: 143 leases) which have variable lease payment terms based on market based pricing adjustments. Of the gross cash flows identified above, £121m (2019: £403m) is attributable to leases with some degree of variability predominately linked to market based pricing adjustments.
Expense relating to variable lease payments not included in measurement of lease liabilities	£ 121,000,000	403,000,000
Information about lessee's exposure arising from extension options and termination options	Extension and termination options: The table above represents the Barclays Bank Group’s best estimate of future cash out flows for leases, including assumptions regarding the exercising of contractual extension and termination options. The above gross cash flows have been reduced by £395m (2019: £408m) for leases where the Barclays Bank Group are highly expected to exercise an early termination option. However, there is no significant impact where the Barclays Bank Group is expected to exercise an extension option
Extension and termination options reasonably certain to be exercised	£ 395,000,000	408,000,000
Information about sale and leaseback transactions	The Barclays Bank Group currently does not have any significant sale and lease back transactions.
As a Lessor
Information about nature of lessor's leasing activities	As a Lessor Finance lease receivables are included within loans and advances at amortised cost. The Barclays Bank Group specialises in the provision of leasing and other asset finance facilities across a broad range of asset types to business and individual customers.
Information about how lessor manages risk associated with rights it retains in underlying assets	Finance lease receivables are included within loans and advances at amortised cost. The Barclays Bank Group specialises in the provision of leasing and other asset finance facilities across a broad range of asset types to business and individual customers.
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables	£ 0	3,497,000,000
ECL
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease receivables	£ 0	£ 55,000,000